Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco India Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO INDIA EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020

TO THE PROSPECTUSES DATED FEBRUARY 28, 2020 OF:

Invesco India ETF (the “Fund”)

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Index Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Invesco India ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO INDIA EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020

TO THE PROSPECTUSES DATED FEBRUARY 28, 2020 OF:

Invesco India ETF (the “Fund”)

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Index Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.